Note 32 - Trade and Other Payables - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023		Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	[1]	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	[1]	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	[1]	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	[1]	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Trade payables	$ 8,036				$ 6,166
Electricity accrual	1,670				2,676
Audit fee	562				395
Dividends due	2,522				1,048
Other payables	924				692
Financial liabilities	13,714				10,977
Production and management bonus accrual - Blanket Mine	529				214
Other employee benefits - other	2,235				2,229
Other employee benefits - settlements	1,081				1,588
Leave pay	2,838				2,655
Bonus accrual	1,115				190
Tailings storage facility - accrual	1,351				0
Accruals	3,784				2,650
Non-financial liabilities	12,933				9,526
Total	$ 26,647	$ 22,278	$ 18,803	$ 20,842	$ 20,503	[1]	$ 17,459	$ 17,161	$ 26,048	$ 17,454		$ 12,340	$ 12,761	$ 9,743	$ 9,957		$ 10,520	$ 8,968	$ 8,290	$ 8,664		$ 7,895	$ 8,111	$ 9,372	$ 8,348		$ 8,013	$ 7,601	$ 9,700

[1]	Refer to note 41.